STOCK-BASED COMPENSATION PLANS Schedule of stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stock-based compensation expense:
Stock-based compensation expense	$ 10,341	$ 7,629	$ 8,942
Stock option plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	3,297	2,170	2,090
Restricted stock plan [Member]
Stock-based compensation expense:
Stock-based compensation expense	7,044	5,459	6,852
Cost of goods sold [Member]
Stock-based compensation expense:
Stock-based compensation expense	461	420	630
Sales and marketing [Member]
Stock-based compensation expense:
Stock-based compensation expense	2,503	1,714	2,151
Research and development [Member]
Stock-based compensation expense:
Stock-based compensation expense	2,038	1,375	1,422
Administration [Member]
Stock-based compensation expense:
Stock-based compensation expense	$ 5,339	$ 4,120	$ 4,739